Operating Segment Information and Concentrations of Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts Receivable | Customer A | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	8.50%	9.00%
Sales Revenue, Net | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	36.00%	22.00%	21.00%